Annual Total Returns[BarChart] - Invesco SP SmallCap Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.61%)	14.56%	32.34%	4.54%	0.33%	7.17%	23.42%	(2.88%)	28.35%	21.84%